Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2014
Intangible Assets
Schedule of intangible assets

	At December 31, 2012
	Gross Carrying Value	Accumulated amortization	Net Carrying Value	Weighted average useful life in years
Acquired technology and domain name	$30,713	$(4,306)	$26,407	9.75
Customer relationships	6,300	(972)	5,328	8.97
Tradenames	4,970	(478)	4,492	14.80

Total	$41,983	$(5,756)	$36,227	10.23

	At December 31, 2013
	Gross Carrying Value	Accumulated amortization	Net Carrying Value	Weighted average useful life in years
Acquired technology and domain name	$30,725	$(7,624)	$23,101	9.75
Customer relationships	6,300	(1,732)	4,568	8.97
Tradenames	4,970	(805)	4,165	14.80

Total	$41,995	$(10,161)	$31,834	10.23

Schedule of amortization expense

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Acquired technology and domain name	$963	$3,343	$3,318	$1,658	$1,636
Customer relationships	212	760	760	380	380
Tradenames	105	373	327	163	163

Total amortization	$1,280	$4,476	$4,405	$2,201	$2,179

Amortization expense with respect to intangible assets at June 30, 2014 for each of the five years through December 31, 2018

Years ended December 31,
2014	4,183
2015	4,061
2016	3,968
2017	3,789
2018	3,788
Thereafter	12,045

Total amortization expense	$31,834